Risk Management and Fair Value Measurements (Details Narrative) - USD ($)				6 Months Ended
	Jan. 25, 2023	Jul. 16, 2021	Jan. 19, 2018	Jun. 30, 2024	Jun. 30, 2023
Cash gain on derivatives	$ 600,000
Impairment loss				$ 0	$ 0
Vessel Owing Company [Member]
Derivative, maturity date		Jul. 08, 2025	Jul. 16, 2021
Derivative, notional amount		$ 9,600,000
Derivative, cap interest rate		2.00%
Cash gain on derivatives	$ 600,000